Leases - Summary of Amounts Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Depreciation expense of Right of Use assets	€ 6,325	€ 6,202	€ 5,956
Interest on lease liabilities	573	585	624
Expense relating to short-term leases	1,673	1,252	1,901
Expense relating to leases of low-value assets	3,968	5,180	3,744
Total amount recognized in profit or loss	€ 12,539	€ 13,219	€ 12,225